WARRANTS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 17, 2023
Warrant outstanding	4,649,952	4,649,952
Warrant [Member]
Weighted average exercise price	$ 5.03	$ 5.03
Exercise of warrants	0	1,036,486
Tradeable Warrant [Member]
Warrants to purchase common stock			73,568
Non-Tradeable Warrant [Member]
Warrants to purchase common stock			73,568
Pre-IPO Warrant [Member]
Warrants to purchase common stock			1,109,475